Prepaid Expenses - Summary of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses details [abstract]
Rents	R$ 37,106	R$ 413,799
Advertising and publicity	24,857	54,011
Deferred Stock Plan, net (see Note 8.c)	15,965	22,737
Insurance premiums	61,884	52,607
Software maintenance	21,759	21,667
Other prepaid expenses	19,000	21,844
Prepaid expenses	180,571	586,665
Current	111,355	187,570
Non-current	R$ 69,216	R$ 399,095